                                        As filed pursuant to Rule 497
                                        under the Securities Act of 1933
                                        Registration No. 033-81470
                                                         811-8624


                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                        FS VARIABLE ANNUITY ACCOUNT TWO
                               SUPPLEMENT TO THE
                    VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY
                             (FORM NO. F-3394-PRO)
                       PROSPECTUS DATED DECEMBER 15, 2003
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The date of the Prospectus has been changed to May 3, 2004.

All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to May 3, 2004.





Date:  May 3, 2004

               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.
                                  PAGE 1 OF 1

                            VISTA CAPITAL ADVANTAGE

                                   PROSPECTUS
                               DECEMBER 15, 2003
                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   ISSUED BY
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                        FS VARIABLE ANNUITY ACCOUNT TWO

        The annuity has several investment choices - Variable Portfolios listed below and available fixed account options. The Variable Portfolios are part of the Anchor Series Trust ("AST") and the SunAmerica Series Trust ("SAST"):

STOCKS:
MANAGED BY DAVIS ADVISORS
 - DAVIS VENTURE VALUE PORTFOLIO                                            SAST

MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
 - MARSICO GROWTH PORTFOLIO                                                 SAST

MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
 - MFS TOTAL RETURN PORTFOLIO                                               SAST

MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
 - INTERNATIONAL GROWTH AND INCOME PORTFOLIO                                SAST
BONDS:
MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLC
 - GOVERNMENT AND QUALITY BOND PORTFOLIO                                     AST

CASH:
MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
 - CASH MANAGEMENT PORTFOLIO                                                SAST

        On December 5, 2003, six portfolios of the Mutual Fund Variable Annuity Trust (the "old trust") were merged into five portfolios of the SunAmerica Series Trust (the "new trust"). On the date of the merger, the new trust acquired all of the assets of the old trust and shareholders of the old trust were distributed shares of the new trust. The total value of the new trust shares received by the shareholders was the same as the total value of the old trust shares. In addition to the mergers, a new portfolio was added, the Government and Quality Bond portfolio of Anchor Series Trust. The new trust portfolios and the Government and Quality Bond portfolio are the only variable investment options available under your contract.

        Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the Vista Capital Advantage Variable Annuity.

        To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated December 15, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears in this prospectus. For a free copy of the SAI, call us at (800) 99NY-SUN or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

        ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
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     First SunAmerica's Annual Report on Form 10-K for the year ended December 31, 2002 and its quarterly report on Form 10-Q for the quarters ended March 31, 2003, June 30, 2003 and September 30, 2003 are incorporated herein by reference.

     All documents or reports filed by First SunAmerica under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus shall also be incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

     First SunAmerica files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000926897.

     First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10048

     To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

     Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

     The SEC also  maintains a  website (http://www.sec.gov)  that contains  the
SAI,   materials  incorporated   by  reference   and  other   information  filed
electronically with the SEC by First SunAmerica.

     First SunAmerica will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to First SunAmerica's Annuity Service Center, as follows:

First SunAmerica Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 99NY-SUN

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         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
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     If indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided First SunAmerica's officers, directors and controlling persons, the SEC has advised First SunAmerica that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for First SunAmerica's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of First SunAmerica in connection with the securities registered under this prospectus, First SunAmerica will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. First SunAmerica will be governed by final judgment of the issue. However, if in the opinion of First SunAmerica's counsel, this issue has been determined by controlling precedent, First SunAmerica need not submit the issue to a court for determination.

                               TABLE OF CONTENTS

                                                              PAGE
ITEM                                                          ----
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     3
SECURITIES AND EXCHANGE COMMISSION POSITION ON
  INDEMNIFICATION...........................................     4
GLOSSARY....................................................     6
HIGHLIGHTS..................................................     7
FEE TABLES..................................................     8
EXPENSE EXAMPLES............................................     9
PERFORMANCE DATA............................................    10
DESCRIPTION OF FIRST SUNAMERICA, THE SEPARATE ACCOUNT AND
  THE GENERAL ACCOUNT.......................................    10
     First SunAmerica Life Insurance Company................    10
     Separate Account.......................................    11
     General Account........................................    11
VARIABLE PORTFOLIO OPTIONS..................................    11
     Voting Rights..........................................    12
     Substitution of Securities.............................    12
FIXED ACCOUNT OPTIONS.......................................    12
     Fixed Accounts.........................................    12
     Market Value Adjustment ("MVA")........................    13
EXPENSES....................................................    14
     Separate Account Charges...............................    14
     Withdrawal Charges.....................................    14
     Investment Charges.....................................    15
     Contract Maintenance Fee...............................    15
     Transfer Fee...........................................    15
     Income Taxes...........................................    15
     Reduction or Elimination of Charges and Expenses, and
      Additional Amounts Credited...........................    15
     Free Withdrawal Amount.................................    15
DESCRIPTION OF THE CONTRACTS................................    16
     Summary................................................    16
     Ownership..............................................    16
     Annuitant..............................................    16
     Modification of the Contract...........................    16
     Assignment.............................................    16
     Death Benefit..........................................    16
PURCHASES, WITHDRAWALS AND CONTRACT VALUE...................    17
     Purchase Payments......................................    17
     Allocation of Purchase Payments........................    18
     Accumulation Units.....................................    18
     Free Look..............................................    19
     Transfers During the Accumulation Phase................    19
     Automatic Dollar Cost Averaging Program................    20
     Automatic Asset Allocation Rebalancing Program.........    21
     Return Plus Program....................................    21
     Withdrawals............................................    22
     Systematic Withdrawal Program..........................    22
     Minimum Contract Value.................................    22
INCOME PHASE................................................    23
     Annuity Date...........................................    23
     Income Options.........................................    23
     Transfers During the Income Phase......................    24
     Deferment of Payments..................................    24
TAXES.......................................................    24
     Annuity Contracts in General...........................    25
     Tax Treatment of Distributions -- Non-Qualified
      Contracts.............................................    25
     Tax Treatment of Distributions -- Qualified
      Contracts.............................................    25

                                                              PAGE
ITEM                                                          ----
     Minimum Distributions..................................    26
     Tax Treatment of Death Benefits........................    26
     Contracts Owned by a Trust or Corporation..............    27
     Gifts, Pledges and/or Assignments of a Non-qualified
      Contract..............................................    27
     Diversification and Investor Control...................    27
ADMINISTRATION..............................................    28
     Distribution of Contracts..............................    28
CUSTODIAN...................................................
LEGAL PROCEEDINGS...........................................    28
REGISTRATION STATEMENT......................................    29
INDEPENDENT ACCOUNTANTS.....................................    29
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....    29
APPENDIX A -- Market Value Adjustment ("MVA")...............   A-1
APPENDIX B -- Withdrawals and Withdrawal Charges............   B-1
APPENDIX C -- Condensed Financial Information...............   C-1

All financial representatives or agents that sell the contracts offered by this prospectus are required to deliver a prospectus.

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                                    GLOSSARY
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     The following terms, as used in this prospectus, have the indicated meanings:

ACCUMULATION PHASE -- The period during which you invest money in your contract.

ACCUMULATION UNIT -- A unit of measurement which we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S) -- The person(s) on whose life (lives) we base income payments.

ANNUITY DATE -- The date on which income payments begin, as selected by you.

ANNUITY UNIT(S) -- A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY -- The person designated to receive any benefits under the contract if you or the Annuitant dies.

INCOME PHASE -- The period during which we make income payments to you.

IRS -- The Internal Revenue Service.

LATEST ANNUITY DATE -- Your 90th birthday or 10th contract anniversary, whichever is later.

NON-QUALIFIED (CONTRACT) -- A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PURCHASE PAYMENTS -- The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT) -- A contract purchased with pre-tax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

TRUSTS -- Refers to the Anchor Series Trust and the SunAmerica Series Trust collectively.

UNDERLYING FUND(S) -- The underlying series of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) -- The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Trust.

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                                   HIGHLIGHTS
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     The Vista Capital Advantage Variable Annuity is a contract between you and First SunAmerica Life Insurance Company ('First SunAmerica'). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

     FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY in the prospectus.

     EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract. We also deduct Separate Account charges which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY and EXPENSES IN THE PROSPECTUS.


     ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.


     DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.


     INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


     INQUIRIES: If you have questions about your contract call your financial advisor or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number:
(800) 99NY-SUN.

     FIRST SUNAMERICA OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

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                                   FEE TABLES
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......6%

  (1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 years as follows

   YEARS:............................   1    2    3    4    5    6    7    8
                                       6%   6%   5%   4%   3%   2%   1%   0%

TRANSFER FEE..........  No charge for the first 15 transfers each contract year; thereafter, the fee is $25
                        per transfer

    THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
$30

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees......................  1.25%
    Distribution Expense Fee.............................  0.15%
                                                           -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES.............  1.40%
                                                           =====

    THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE TRUSTS. PLEASE READ IT CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

         TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES           MINIMUM   MAXIMUM
         ------------------------------------------           -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
12b-1 fees, if applicable)..................................   0.60%     1.22%

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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     These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fee, separate account annual expenses and fees and expenses of the underlying portfolios of the Trusts.
     The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying variable portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:
MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40% AND INVESTMENT IN AN UNDERLYING VARIABLE PORTFOLIO WITH TOTAL EXPENSES OF 1.22%)
    (1) If you surrender your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $869    $1,327    $1,711     $2,996

    (2) If you do not surrender your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $269    $  827    $1,411     $2,996

    (3) If you annuitize your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $265    $  814    $1,390     $2,954

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40% AND INVESTMENT IN AN UNDERLYING VARIABLE PORTFOLIO WITH TOTAL EXPENSES OF 0.60%)
    (1) If you surrender your contract at the end of the applicable time period and you do not elect the optional feature:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $807    $1,140    $1,400     $2,372

    (2) If you do not surrender:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $207    $  640    $1,100     $2,372

    (3) If you annuitize your contract:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $203    $  627    $1,078     $2,327

EXPLANATION OF FEE TABLES AND EXAMPLES
    1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as total annual underlying variable account operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage. Additional information on the portfolio company fees can be found in the accompanying Trust prospectuses.

    2. In addition to the stated assumptions, the Examples also assume Separate Account charges as indicated and that no transfer fees were imposed.

    3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX C -- CONDENSED
                             FINANCIAL INFORMATION

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                                PERFORMANCE DATA
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     We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

     When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the Variable Portfolio was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

     Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the
Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

     First SunAmerica may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings ("Fitch's"). Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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             DESCRIPTION OF FIRST SUNAMERICA, THE SEPARATE ACCOUNT
                            AND THE GENERAL ACCOUNT
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FIRST SUNAMERICA LIFE INSURANCE COMPANY

     First SunAmerica issues the Vista Capital Advantage Variable Annuity. When you purchase a Vista Capital Advantage Variable Annuity, a contract exists between you and First SunAmerica. First SunAmerica is a stock life insurance company organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 733 Third Avenue, New York, New York 10017. First SunAmerica is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

     First SunAmerica and its affiliates, SunAmerica Life Insurance Company, AIG SunAmerica Life Assurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include variable annuities, mutual funds and, broker-dealer services.

SEPARATE ACCOUNT

     First SunAmerica originally established FS Variable Annuity Account Two (the "separate account") on May 24, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. First SunAmerica owns the assets of the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses (realized and unrealized), resulting from assets in the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of First SunAmerica. Assets in the separate account are not guaranteed by First SunAmerica.

GENERAL ACCOUNT

     Money allocated to the fixed account options goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

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                           VARIABLE PORTFOLIO OPTIONS
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     On December 5, 2003, six portfolios of the Mutual Fund Variable Annuity Trust (the "old trust") were merged into five portfolios of the SunAmerica Series Trust (the "new trust"). On the date of the merger, the new trust acquired all of the assets of the old trust and shareholders of the old trust were distributed shares of the new trust. The total value of the new trust shares received by the shareholders was the same as the total value of the old trust shares. In addition to the mergers, a new portfolio was added, the Government and Quality Bond portfolio of Anchor Series Trust. The new trust portfolios and the Government and Quality Bond portfolio are the only variable investment options available under your contract.

VARIABLE PORTFOLIOS

     The Variable Portfolios invest in shares of the Trusts listed below. The Variable Portfolios are only available through the purchase of certain insurance contracts.

     The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffiliated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trust's advisers monitor for potential conflicts.

     The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

     Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") contains investment portfolios in addition to those listed here which are not available for investment under this contract.

     SUNAMERICA SERIES TRUST

     Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SAST") contains investment portfolios in addition to those listed here which are not available for investment under this contract.

    STOCKS:
    MANAGED BY DAVIS ADVISORS
        - Davis Venture Value Portfolio                             SAST
    MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
        - Marsico Growth Portfolio                                  SAST
    MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
        - MFS Total Return Portfolio                                SAST
    MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
        - International Growth and Income Portfolio                 SAST

    BONDS:
        MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLC
        - AST Government & Quality Bond Portfolio                    AST

    CASH:
        MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
        - Cash Management Portfolio                                 SAST

     You should read the accompanying prospectus for the Trusts carefully. These prospectuses contain dated information about the Variable Portfolios, including each Variable Portfolio's investment objective and risk factors.

VOTING RIGHTS

     First SunAmerica is the legal owner of the Trusts' shares. However, when a Variable Annuity solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

     We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

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                             FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

FIXED ACCOUNTS

     Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

     There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

     When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

     If you take money out of any available multi-year FAGP, before the end of the guarantee period, We make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, We credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, We post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX A SHOWS HOW WE CALCULATE AND APPLY THE MVA.

     All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING PROGRAM below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

     You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING PROGRAM below for more information.

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                                    EXPENSES
--------------------------------------------------------------------------------

     There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease.

SEPARATE ACCOUNT CHARGES

     The Company deducts a mortality and expense risk charge in the amount of 1.40%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

     Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

     If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The insurance charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

     The contract provides a free withdrawal amount every year. (SEE CONTRACT CHARGES, FREE WITHDRAWAL AMOUNT, BELOW.) Additionally, earnings in your contract may be withdrawn free of withdrawal charges. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge.

     We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for seven complete years, no withdrawal charge applies to that Purchase Payment. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:


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         YEAR              1         2         3         4         5         6         7         8
------------------------------------------------------------------------------------------------------
  WITHDRAWAL CHARGE       6%        6%        5%        4%        3%        2%        1%        0%
------------------------------------------------------------------------------------------------------

     When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

     Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, applicable withdrawal charges are deducted from the amount withdrawn.

     We do not assess a withdrawal charge for money withdrawn to pay a death benefit or to begin the Income Phase of your contract. Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES, BELOW.

     APPENDIX B provides more information on withdrawals and the withdrawal charge.

INVESTMENT CHARGES

     Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Underlying Funds. THE FEE TABLES, ABOVE illustrate these charges and expenses. For more detailed information on these investment charges, refer to the attached prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

     During the Accumulation Phase, we subtract a contract maintenance fee from your account once per contract year. This charge compensates us for the cost of contract administration. We deduct the $30 contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. If you withdraw your entire contract value, the fee is deducted from that withdrawal.

TRANSFER FEE

     Generally, We currently permit 15 free transfers between investment options each contract year. After that, a charge of $25 applies to each additional transfer in any one contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE, BELOW.

INCOME TAXES

     We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR  ELIMINATION  OF  CHARGES  AND  EXPENSES,  AND  ADDITIONAL  AMOUNTS
CREDITED

     Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria used to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

     We may make such a determination regarding sales to our employees, our affiliates' employees and employees of currently contracted broker-dealers, our registered representatives and immediate family members of all of those described.

     We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

FREE WITHDRAWAL AMOUNT

     Your contract provides for a free withdrawal amount each year. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn without penalty.

     After the first full contract year, the contract provides for a free withdrawal amount on your first withdrawal of the contract year. The free withdrawal amount is the greater of (1) 10% of your total Purchase Payments invested for at least one year and not yet withdrawn; only available for first withdrawal of contract year or (2) earnings in your contract. Total Purchase Payments are equal to your total Purchase Payments invested in the contract less any Purchase Payments withdrawn upon which a surrender charge was paid and the amount of the surrender charge. Additionally, once a Purchase Payment is no longer subject to withdrawal charges, it is no longer included when determining total Purchase Payments.

     Upon a full surrender of your contract, to the extent you previously withdraw Purchase Payments free of a withdrawal charge under the free withdrawal provision, we will recoup the full withdrawal charge on such amounts, as if that money was still invested in the contract on the date of surrender.

     We will waive the withdrawal charge upon payment of a death benefit. Where legally permitted, the withdrawal charge may be eliminated when a contract is issued to an officer, director or employee of the Company or its affiliates.

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                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

SUMMARY

     This contract works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase while you make payments into the contract. The Income Phase begins when you request that we begin making payments to you out of the money accumulated in your contract.

OWNERSHIP

     The Vista Capital Advantage Variable Annuity is a Flexible Payment Deferred Annuity Contract. The contract holder is the person entitled to exercise all rights of ownership under the contract.

ANNUITANT

     The annuitant is the person on whose life we base income payments. You may change the Annuitant at any time before the Annuity Date. You may also designate a second person on whose life, together with the annuitant, income payments depend. If the annuitant dies before the Annuity Date, you must notify us and select a new annuitant.

MODIFICATION OF THE CONTRACT

     Only the Company's President, a Vice President or Secretary may approve a change or waive a provision of the contract. Any change or waiver must be in writing. We reserve the right to modify the terms of the contract as necessary to comply with changes in applicable law.

ASSIGNMENT

     Contracts issued pursuant to Non-qualified plans that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA") may be assigned by the owner at any time during the lifetime of the Annuitant prior to the Annuity Date. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

     If the contract is issued pursuant to a Qualified plan (or a Non-qualified plan that is subject to Title 1 of ERISA), it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

     BECAUSE AN ASSIGNMENT MAY BE A TAXABLE EVENT, YOU SHOULD CONSULT A COMPETENT TAX ADVISER SHOULD YOU WISH TO ASSIGN YOUR CONTRACT.

DEATH BENEFIT

     If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

     If you were less than age 70 when your contract was issued, the death benefit is equal to the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary preceding your death. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that contract anniversary.

     If you were age 70 or older when your contract was issued, the death benefit will equal the value of your contract at the time we receive satisfactory proof of death.

     We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. (SEE INCOME PHASE, INCOME OPTIONS, BELOW.)

     You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

     We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

     We may require additional proof before we pay the death benefit.

     In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of the date of your death. If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

     If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. If the spouse continues the contract, we do not pay a death benefit to him or her.

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                   PURCHASES, WITHDRAWALS AND CONTRACT VALUE
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PURCHASE PAYMENTS

     A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

     This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether your contract is Qualified or Non-qualified for tax purposes. SEE TAXES, BELOW.

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                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                          PURCHASE PAYMENT       PURCHASE PAYMENT
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      Qualified                $2,000                  $250
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    Non-Qualified              $5,000                  $250
--------------------------------------------------------------------

     Prior Company approval is required to accept Purchase Payments greater than $1,000,000. The Company reserves the right to refuse any Purchase Payment including one which would cause Total Purchase Payments to exceed $1,000,000 at the time of the Purchase Payment. Further, we reserve the right to aggregate all contracts having the same owners' and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or purchase payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.

     We may refuse any Purchase Payment. In general, First SunAmerica will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone over age 85.

ALLOCATION OF PURCHASE PAYMENTS

     We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE VARIABLE PORTFOLIO OPTIONS, AND FIXED ACCOUNT OPTIONS, ABOVE.

     In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

     When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit will go up and down based on the performance of the Variable Portfolios.

     We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

     We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the MFS Total Return Portfolio. The value of an Accumulation Unit for the MFS Total Return Portfolio is $11.10 when the NYSE closes on Wednesday. Your Purchase Payment of $25,000 is then divided by $11.10 and we credit your contract on Wednesday night with 2252.52 Accumulation Units of the MFS Total Return Portfolio.

     Performance of the Variable Portfolios and the charges and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

     You may cancel your contract within thirty days after receiving it and we will refund the greater of Premium Payments or contract value. First SunAmerica calls this a "free look." To cancel, you must mail the contract along with your free look request to the Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund the value of your contract on the day we receive your request.

     Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look request.

TRANSFERS DURING THE ACCUMULATION PHASE

     During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

     Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through AIGSunAmerica's website (http://www.aigsunamerica.com). We currently allow 15 free transfers per contract per year. A charge of $25 for each additional transfer in any contract year applies after the first 15 transfers. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

     We may accept transfer requests by telephone or the Internet unless you specify not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow any procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

     Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. Mail. Transfer requests sent by same day mail, overnight mail or courier service will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled in a written request submitted via U.S. Mail. We will process any transfer request as of the day we receive it, if received before close of the New York Stock Exchange ("NYSE"), generally at 1:00 p.m. Pacific Standard Time ("PST"). If received after the close of the NYSE, PST, the request will be processed on the next business day. Transfers pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing programs will not count towards Our calculation of when you have exceeded the 15 transfers for purposes of restricting your transfer rights. However, Dollar Cost Averaging transfers do count towards the 15 free transfers for purposes of determining when we will begin charging you for transfers over 15.

     This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

     Regardless of the number of transfers you have made, we will monitor and upon written notification, may terminate your transfer privileges, if we determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors we will consider include:

     - the dollar amount of the transfer;

     - the total assets of the Variable Portfolio involved in the transfer;

     - the number of transfers completed in the current calendar quarter; or

     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

     For information regarding transfers during the Income Phase, SEE INCOME PHASE, TRANSFERS DURING THE INCOME PHASE, BELOW.

     We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING PROGRAM

     The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or DCAFAs (source account) to any other Variable Portfolio (target account). Transfers may occur on certain periodic schedules such as monthly or weekly and count against your 15 free transfers per contract year. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Currently, there is no fee for participating in the DCA program.

     We may offer DCAFAs exclusively to facilitate the DCA program for a specified time period. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into the DCAFAs. If you allocate new Purchase Payments into a DCAFA, we transfer all your money into the Variable Portfolios over the selected time period. You cannot change the option once selected.

     You may terminate the DCA program at any time. If money remains in the DCAFAs, we transfer the remaining money according to your instructions or to your current allocation on file. Upon termination of the DCA program, if money remains in the DCA fixed accounts, we transfer the remaining money to the same target account(s) as previously designated, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

     The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Marsico Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:

  ---------------------------------------------
                   ACCUMULATION       UNITS
      MONTH            UNIT         PURCHASED
  ---------------------------------------------
        1             $ 7.50           100
        2             $ 5.00           150
        3             $10.00            75
        4             $ 7.50           100
        5             $ 5.00           150
        6             $ 7.50           100
  ---------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM

     Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages.

     Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

     We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Government & Quality Bond Income Portfolio and 50% in the Marsico Growth Portfolio. Over the next calendar quarter, the Government & Quality Bond Portfolio outperforms the Marsico Growth Portfolio. At the end of the calendar quarter, the Government & Quality Bond Portfolio now represents 60% of your holdings because it has increased in value and the Marsico Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, First SunAmerica would sell some of your units in the Government & Quality Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Marsico Growth Portfolio to increase those holdings to 50%.

RETURN PLUS PROGRAM

     The  Return  Plus Program  allows you  to  invest in  one or  more Variable
Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. First SunAmerica calculates how much of your Purchase Payment to be allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. The remaining principal is invested in the Variable Portfolio(s) of your choice.

     First SunAmerica reserves the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, First SunAmerica allocates $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

WITHDRAWALS

     You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. (SEE INCOME PHASE, BELOW.)

     Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, a deduction for the contract maintenance fee also occurs. (SEE CONTRACT CHARGES, WITHDRAWAL CHARGES, ABOVE.)

     Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100 after the withdrawal. You must send a written withdrawal request. Unless you provide different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

     Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. (SEE TAXES ON BELOW.)

     We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

     Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

     During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in each Variable Portfolio after a withdrawal from your contract at all times. Withdrawals may be subject to a withdrawal charge, a MVA and taxation, and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

     The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. First SunAmerica reserves the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

     Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.

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                                  INCOME PHASE
--------------------------------------------------------------------------------

ANNUITY DATE

     During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

     Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

     If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

     In  addition,  most  Qualified  contracts  require  you  to  take   minimum
distributions after you reach age 70 1/2. (SEE TAXES, BELOW.)

INCOME OPTIONS

     Currently, this contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

     We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 -- LIFE INCOME ANNUITY

     This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 -- JOINT AND SURVIVOR LIFE ANNUITY

     This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

     OPTION 3 -- JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

     This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 -- LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

     This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 -- INCOME FOR A SPECIFIED PERIOD

     This option provides income payments for a guaranteed period ranging from 3 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments will be made to the Beneficiary under your contract. Additionally, if variable payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all the guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

     Please read the SAI for a more detailed discussion of the income options.

     You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both the fixed and variable investment options when payments begin your payments will be fixed and variable. If income payments are fixed, First SunAmerica guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

     We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, the frequency of your payments may be decreased, state law allowing.

     If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

     If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

TRANSFERS DURING THE INCOME PHASE

     During the Income Phase, one transfer per month is permitted from the Variable Portfolios to another Variable Portfolio or fixed account option. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

     We may defer making fixed income payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                     TAXES
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     NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE

ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

     The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

     If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

     If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS

     If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

     Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.

     The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner:
(1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

     Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

     Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2, regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

     You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

     Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

     You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

     Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

     If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

     A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

     If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

DIVERSIFICATION AND INVESTOR CONTROL

     The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

     The diversification regulations do not provide guidance as to the circumstances under which you, and not First SunAmerica, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable
Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

     These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                 ADMINISTRATION
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     We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.

     We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

     During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

     It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

DISTRIBUTION OF CONTRACTS

     Registered representatives of broker-dealers sell the contract. First SunAmerica pays commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 6.5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

     From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

     AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of First SunAmerica, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

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                               LEGAL PROCEEDINGS
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     There are no pending legal proceedings affecting the separate account. First SunAmerica and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

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                             REGISTRATION STATEMENT
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     A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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                            INDEPENDENT ACCOUNTANTS
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     The audited financial statements of First SunAmerica Life Insurance Company at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of FS Variable Annuity Account Two at August 31, 2003 and for each of the two years in the period ended August 31, 2003, are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accounts, given on the authority of said firm as experts in auditing and accounting.

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            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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     Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)99NY-SUN. The contents of the SAI are tabulated below.

                                                              PAGE
                                                              ----
Performance Data............................................     1
Income Payments.............................................     3
Annuity Unit Values.........................................     3
Qualified Plans.............................................     6
Distribution of Contracts...................................    10
Financial Statements........................................    11

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                  APPENDIX A - MARKET VALUE ADJUSTMENT ("MVA")
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     The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

     We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate We use a rate being offered by Us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, We determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

     Where the MVA is negative, We first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, We deduct the remainder from your withdrawal. Where the MVA is positive, We add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

     The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

        N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

        L is 0.005 (some states require a different value. Please see your contract.)

     We do not assess an MVA against withdrawals from an FAGP under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Surrender
                    Charges applicable under your contract.

     The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

     Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

     The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
                     = [(1.05)/(1.04+0.005)](18/12) - 1
                     = (1.004785)1.5 - 1
                     = 1.007186 - 1
                     = + 0.007186

     The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:
                         $4,000 X (+0.007186) = +$28.74

     $28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

     Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

     The MVA factor is = [(1+I)/(1+J+0.005)](N/12) - 1
                     = [(1.05)/(1.06+0.005)](18/12) - 1
                     = (0.985915)(1.5) - 1
                     = 0.978948 - 1
                     = - 0.021052

     The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:
                         $4,000 X (-0.021052) = -$84.21

     $84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

     Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

     The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                     = [(1.05)/(1.04+0.005)](18/12) - 1
                     = (1.004785)(1.5) - 1
                     = 1.007186 - 1
                     = + 0.007186

     The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

     $27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

     Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

     The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                     = [(1.05)/(1.06+0.005)](18/12) - 1
                     = (0.985915)(1.5) - 1
                     = 0.978948 - 1
                     = - 0.021052

     The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (-0.021052) = -$79.16

     $79.16 represents the negative MVA that would be deducted from the withdrawal.

                                   APPENDIX B
                       WITHDRAWALS AND WITHDRAWAL CHARGES

PART 1 -- SEPARATE ACCOUNT (THE MVA DOES NOT APPLY TO THE SEPARATE ACCOUNT)

     These examples assume the following:

          (1) The initial Purchase Payment was $10,000, allocated solely to one Variable Portfolio;

          (2) The date of full surrender or partial withdrawal occurs during the 3rd contribution year;

          (3) The contract value at the time of surrender or withdrawal is $12,000; and

          (4) No other Purchase Payments or previous partial withdrawals have been made.

     EXAMPLE A -- FULL SURRENDER:

          (1) Earnings in the Variable Portfolio ($12,000 - $10,000 = $2,000) are not subject to the withdrawal charge.

          (2) The balance of the full surrender ($12,000 - $2,000 = $10,000) is subject to a 5% withdrawal charge applicable during the 3rd contribution year.

          (3) The amount of the withdrawal charge is .05 X $10,000 = $500.

          (4) The  contract  administration charge  is  deducted from  the  full
     surrender    amount.    The    amount   of    the    full    surrender   is
     $12,000 - $500 - $30 = $11,470.

     EXAMPLE B -- PARTIAL WITHDRAWAL (IN THE AMOUNT OF $3,000):

          (1) For the same reasons as given in Steps 1 and 2 of Example A, above, $2,000 can be withdrawn free of the withdrawal charge.

          (2) Although 10% of the Purchase Payment is available without imposition of a withdrawal charge (.10 X $10,000 = $1,000), this free withdrawal amount is, like the withdrawal charge, applied first to earnings. Since the earnings exceed the free withdrawal amount, only the earnings can be withdrawn free of the scheduled withdrawal charge.

          (3)    The    balance    of   the    requested    partial   withdrawal
     ($3,000 - $2,000 = $1,000) is subject to the withdrawal charge applicable during the 3rd contribution year (5%).

          (4) The amount of the withdrawal charge is equal to the amount required to complete the partial withdrawal ($3,000 - $2,000 = $1,000) divided by (1 - .05) = 0.95, less the amount required to complete the partial withdrawal.

          withdrawal charge = ($1,000/0.95) - $1,000
                        = $52.63

     In this example, in order for the owner to receive the amount requested ($3,000), a gross withdrawal of $3,052.63 must be processed with $52.63 representing the withdrawal charge calculated above.

     Examples C and D assume the following:

          (1) The initial Purchase Payment was $20,000, allocated solely to one Variable Portfolio;

          (2) The full surrender or partial withdrawal occurs during the 3rd contribution year;

          (3) The owner's contract value at the time of surrender or withdrawal is $21,500; and

          (4) No other Purchase Payments or partial withdrawals have been made.

     EXAMPLE C -- PARTIAL WITHDRAWAL (IN THE MAXIMUM AMOUNT AVAILABLE WITHOUT
                  WITHDRAWAL CHARGE):

          (1) Earnings in the Variable Portfolio ($21,500 - $20,000 = $1,500) are not subject to the withdrawal charge.

          (2) An additional free withdrawal of 10% of the Purchase Payments less earnings (.10 X $20,000 - $1,500 = $500) is also available free of the withdrawal charge, so that

          (3)  The maximum partial  withdrawal without withdrawal  charge is the
     sum   of    the   earnings    and    the   additional    free    withdrawal
     ($1,500 + $500 = $2,000).

     EXAMPLE D -- FULL SURRENDER IMMEDIATELY FOLLOWING THE PARTIAL WITHDRAWAL IN
                 EXAMPLE C:

        (1) The owner's contract value after the partial withdrawal in Example C is $21,500 - $2,000 = $19,500.

          (2) The Purchase Payment amount for calculating the withdrawal charge is the original $20,000 (additional free withdrawal amounts do not reduce the Purchase Payment amount for purposes of calculating the withdrawal charge).

          (3) The amount of the withdrawal charge is .05 X $20,000 = $1,000.

          (4) The  contract  administration charge  is  deducted from  the  full
     surrender    amount.    The    amount   of    the    full    surrender   is
     $19,500 - $1,000 - $30 = $18,470.

                                   APPENDIX C

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                        CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
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                        FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
      PORTFOLIOS         08/31/98      08/31/99      08/31/00      08/31/01      08/31/02      08/31/03*
      ----------        -----------   -----------   -----------   -----------   -----------   -----------
International Equity
  Beginning AUV.......   $  11.67      $  11.22      $    13.83    $    16.45    $   12.206     $ 11.140
  Ending AUV..........   $  11.22      $  13.83      $    16.45    $    12.21    $   11.140     $ 11.784
  Ending Number of
    AUs...............    149,618       152,295         142,448       122,242        98,981       83,330
Capital Growth
  Beginning AUV.......   $  17.51      $  14.43      $    18.58    $    23.46    $   20.651     $ 15.946
  Ending AUV..........   $  14.43      $  18.58      $    23.46    $    20.65    $   15.946     $ 19.440
  Ending Number of
    AUs...............    329,146       315,810         271,880       235,499       191,375      150,935
Growth and Income
  Beginning AUV.......   $  17.47      $  16.29      $    19.47    $    21.19    $   17.275     $ 14.349
  Ending AUV..........   $  16.29      $  19.47      $    21.19    $    17.27    $   14.349     $ 15.753
  Ending Number of
    AUs...............    598,820       626,277         493,845       418,488       331,806      265,613
Asset Allocation
  Beginning AUV.......   $  14.49      $  14.30      $    15.76    $    16.99    $   14.199     $ 12.758
  Ending AUV..........   $  14.30      $  15.76      $    16.99    $    14.20    $   12.758     $ 13.582
  Ending Number of
    AUs...............    201,112       246,051         205,079       183,378       153,226      115,215
U.S. Government Income
  Beginning AUV.......   $  11.50      $  12.61      $    12.28    $    13.06    $   14.245     $ 15.289
  Ending AUV..........   $  12.61      $  12.28      $    13.06    $    14.24    $   15.289     $ 15.372
  Ending Number of
    AUs...............    205,110       205,669         141,218       124,176        94,637       84,890
Money Market
  Beginning AUV.......   $  10.84      $  11.22      $    11.58    $    12.06    $   12.485     $ 12.511
  Ending AUV..........   $  11.22      $  11.58      $    12.06    $    12.49    $   12.511     $ 12.419
  Ending Number of
    AUs...............     43,125        83,823          70,173        54,236        31,346       28,382

---------------

AUV -- Accumulation Unit Value

AU -- Accumulation Units

* On December 5, 2003, the six portfolios of the Mutual Fund Variable Annuity Trust (the "old trust") were merged into five portfolios of the SunAmerica Series Trust (the "new trusts"). In addition to the mergers, a new portfolio was added of the Anchor Series Trust. The Condensed Financial Information for the fiscal year ending August 31, 2003 reflects AUV's of the old trust portfolios prior to the merger.

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   Please forward a copy (without charge) of the Statement of Additional Information concerning the Vista Capital Advantage issued by First SunAmerica Life Insurance Company to:

             (Please print or type and fill in all information.)

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        Name

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Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
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                                        As filed pursuant to Rule 497
                                        under the Securities Act of 1933
                                        Registration No. 033-81470
                                                         811-8624





                       STATEMENT OF ADDITIONAL INFORMATION

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         FS VARIABLE ANNUITY ACCOUNT TWO
                   (Vista Capital Advantage Variable Annuity)

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 3, 2004, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                 May 3, 2004

                                TABLE OF CONTENTS

                                                                               PAGE
                                                                               ----
Performance Data ..........................................................     1

Income Payments ...........................................................     3

Annuity Unit Values .......................................................     4

Taxes .....................................................................     6

Distribution of Contracts .................................................     12

Financial Statements ......................................................     12

                                PERFORMANCE DATA

        Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

        Base Period Return = (EV-SV-CMF)/(SV)

        where:

        SV    =    value of one Accumulation Unit at the start of a 7 day period

        EV    =    value of one Accumulation Unit at the end of the 7 day period

        CMF   =    an allocated portion of the $30 annual contract maintenance fee, prorated for 7 days


        The change in value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The contract maintenance fee is first allocated among the Variable Portfolios and the General Account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of Owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.


        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

        Effective Yield = [(Base Period Return + 1)(365/7) - 1]

        The yield quotations also do not reflect any impact of premium taxes, transfer fees, or Withdrawal Charges.

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments, but also on factors such as a Owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

        The Variable Portfolios of the Separate Account including the Cash Management Portfolio compute their performance data as "total return".

        The total returns of the various Variable Portfolios for periods of 1, 3 and 5 years, and since each Variable Portfolio's inception date can be found on the Company's website, www.aigsunamerica.com or by calling 800-445-7862.

        Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                P(1+T)(n) = ERV

        where:

                P     = a hypothetical initial payment of $1,000
                T     = average annual total return
                n     = number of years

               ERV    =    ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of the Contract Maintenance Fee on a particular Owner's account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Money Market Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s), less any premium tax, to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the calculation of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Variable Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the net investment factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum that is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The net investment factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

        (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

        The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges that are included in the Accumulation Unit Value.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in

September and that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day of the previous month. The NIF for the month of September is:

                      NIF     = ($11.46/$11.44)

                              = 1.00174825

        ILLUSTRATIVE EXAMPLE

        The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                      1/[(1.035)(1/12)] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

              $10.103523 x 1.00174825 x 0.99713732 = $10.092213

        To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

        The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are decreased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole annuitant and, at age 60, has elected to begin the income phase of his contract under Option 4, with 12 years of guaranteed payments. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is

$13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $630.95/$13.256932 = 47.593968

        P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 47.593968 x $13.327695 = $634.32

        The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the income phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

                                      TAXES

General

        Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

        Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

        For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

        The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

        The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

        An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

        Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

        Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

        The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

        Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

        Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

        If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

        The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

        Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

        The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

        Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

        Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

        Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

        Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

        One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

        Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

        Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

        Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

        Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

        For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.


                            DISTRIBUTION OF CONTRACTS

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS



The financial statements of First SunAmerica Life Insurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of FS Variable Annuity Account Two at August 31, 2003, and for each of the two years in the period ended August 31, 2003, are also presented in this Statement of Additional Information.

        PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                         Report of Independent Auditors

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
March 29, 2004

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  BALANCE SHEET

                                                               DECEMBER 31,
                                                        ------------------------
                                                           2003          2002
                                                        ----------    ----------
                                                             (IN THOUSANDS)
ASSETS
Investments and cash:
   Cash and short-term investments .................    $  104,011    $   37,955
   Bonds, notes and redeemable preferred
      stocks available for sale, at market
      value (amortized cost: December 31,
      2003, $2,617,647; December 31, 2002,
      $1,375,026)...................................     2,657,812     1,410,053
   Mortgage loans ..................................       215,521       193,035
   Policy loans ....................................        35,251        36,052
   Common stocks available for sale, at market
      value (cost: December 31, 2003, $291;
      December 31, 2002, $1,629) ...................           295         1,140
   Securities lending collateral ...................       154,756        29,569

   Total investments and cash ......................     3,167,646     1,707,804

Variable annuity assets held in separate
   accounts ........................................       438,224       399,017
Accrued investment income ..........................        27,577        15,849
Deferred acquisition costs .........................       177,926       104,459
Income taxes currently receivable from Parent ......         1,360         9,831
Receivable from brokers ............................            --         1,025
Other assets .......................................         1,749         1,401
                                                        ----------    ----------
TOTAL ASSETS .......................................    $3,814,482    $2,239,386
                                                        ==========    ==========

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts ............    $2,490,145    $1,290,702
   Reserves for universal life insurance
      contracts ....................................       232,271       237,862
   Securities lending payable ......................       154,756        29,569
   Payable to brokers ..............................        40,852            --
   Other liabilities ...............................        66,814        38,804
                                                        ----------    ----------
   Total reserves, payables and accrued
      liabilities ..................................     2,984,838     1,596,937

Variable annuity liabilities related to
      separate accounts ............................       438,224       399,017

Deferred income taxes ..............................        41,895        30,394
                                                        ----------    ----------
Total liabilities ..................................     3,464,957     2,026,348
                                                        ----------    ----------
Shareholder's equity:
   Common stock ....................................         3,000         3,000
   Additional paid-in capital ......................       259,428       144,428
   Retained earnings ...............................        68,657        51,740
   Accumulated other comprehensive income ..........        18,440        13,870
                                                        ----------    ----------
   Total shareholder's equity ......................       349,525       213,038
                                                        ----------    ----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY .........    $3,814,482    $2,239,386
                                                        ==========    ==========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                   YEARS ENDED DECEMBER 31,
                                              ----------------------------------
                                                 2003        2002         2001
                                              ---------   ---------    ---------
                                                        (IN THOUSANDS)
REVENUES

   Fee income:
      Variable annuity policy fees ........   $   8,077   $   9,003    $   8,041
      Universal life insurance policy fees,
         net of reinsurance ...............       5,289       6,276        5,815
      Surrender charges ...................       1,744       1,854        2,141
                                              ---------   ---------    ---------

   Total fee income .......................      15,110      17,133       15,997

   Investment income ......................     119,730      97,327      100,952
   Net realized investment gains (losses) .       2,417     (10,025)     (19,266)
                                              ---------   ---------    ---------

Total revenues ............................     137,257     104,435       97,683
                                              ---------   ---------    ---------

BENEFITS AND EXPENSES
Interest expense:
   Fixed annuity contracts ................      65,631      47,186       51,320
   Universal life insurance contracts .....      11,076      11,489       11,815
                                              ---------   ---------    ---------

Total interest expense ....................      76,707      58,675       63,135

General and administrative expenses .......       6,036       8,112        4,341
Amortization of deferred acquisition costs       20,564      16,367       11,629
Annual commissions ........................       1,038         771          724
Claims on universal life contracts,
   net of reinsurance recoveries ..........       3,098       2,985        2,415
Guaranteed minimum death benefits .........         816       1,735          546
                                              ---------   ---------    ---------

Total benefits and expenses ...............     108,259      88,645       82,790
                                              ---------   ---------    ---------

PRETAX INCOME BEFORE CUMULATIVE EFFECT
   OF ACCOUNTING CHANGE ...................      28,998      15,790       14,893

Income tax expense ........................      12,081       9,032        6,180
                                              ---------   ---------    ---------

INCOME BEFORE CUMULATIVE EFFECT
   OF ACCOUNTING CHANGE ...................      16,917       6,758        8,713
                                              ---------   ---------    ---------

Cumulative effect of accounting change,
   net of tax .............................          --          --         (520)
                                              ---------   ---------    ---------

NET INCOME ................................   $  16,917   $   6,758    $   8,193
                                              ---------   ---------    ---------

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
            STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------
                                                 2003        2002        2001
                                               --------    --------    ---------
                                                        (IN THOUSANDS)

OTHER COMPREHENSIVE INCOME, NET OF TAX

Net unrealized gains on fixed maturity and
   equity securities available for sale
   identified in the current period
   less amortization of deferred
   acquisition costs .......................   $  8,750    $ 16,123    $  7,185

Less reclassification adjustment for net
   realized (gains) losses included in
   net income ..............................     (1,719)      3,417       9,212

Income tax expense .........................     (2,461)     (6,839)     (5,739)
                                               --------    --------    ---------

OTHER COMPREHENSIVE INCOME .................      4,570      12,701      10,658
                                               --------    --------    ---------

COMPREHENSIVE INCOME .......................   $ 21,487    $ 19,459    $ 18,851
                                               ========    ========    ========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS

                                                                  YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------
                                                             2003           2002           2001
                                                         -----------    -----------    -----------
                                                                       (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income ...........................................   $    16,917    $     6,758    $     8,193
Adjustments to reconcile net income to net
   cash provided by operating activities:
   Cumulative effect of accounting change,
      net of tax .....................................            --             --            520
   Interest credited to:
      Fixed annuity contracts ........................        65,631         47,186         51,320
      Universal life insurance contracts .............        11,076         11,489         11,815
   Net realized investment (gains) losses ............        (2,417)        10,025         19,266
   Amortization of discount on securities ............        (2,493)        (1,241)        (2,999)
   Amortization of deferred acquisition costs ........        20,564         16,367         11,629
   Acquisition costs deferred ........................       (92,631)       (30,345)        (8,160)
   Provision for deferred income taxes ...............         9,040         25,503            507
   Change in:
      Accrued investment income ......................       (11,728)        (3,537)         2,497
      Income taxes currently (receivable
         from)/payable to Parent .....................         8,471        (13,550)        11,786
      Other liabilities ..............................        17,209         (5,609)       (10,103)
      Other, net .....................................         3,574            510          1,100
                                                         -----------    -----------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES ............        43,213         63,556         97,371
                                                         -----------    -----------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds and notes ...................................    (1,883,889)      (604,280)      (266,757)
   Mortgage loans ....................................       (53,070)       (45,944)       (31,540)
   Common stocks .....................................            --           (845)           (58)
   Other investments, excluding short-term investments          (771)          (417)          (229)
Sales of:
   Bonds and notes ...................................       403,973        219,856        246,769
   Other investments, excluding short-term investments         1,522             49             42
Redemptions and maturities of:
   Bonds and notes ...................................       283,637        121,907        149,150
   Mortgage loans ....................................        30,846         25,833         26,813
   Other investments, excluding short-term investments         1,572          1,709          2,767
                                                         -----------    -----------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES ..   $(1,216,180)   $  (282,132)   $   126,957
                                                         -----------    -----------    -----------

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                 2003           2002           2001
                                                              -----------    -----------    -----------
                                                                            (IN THOUSANDS)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts ................................   $ 1,280,979    $   390,318    $    66,463
   Universal life insurance contracts .....................         9,436          9,712         10,466
Net exchanges from (to) the fixed accounts of
   variable annuity contracts .............................        (2,712)        23,542        (33,539)
Withdrawal payments on:
   Fixed annuity contracts ................................      (114,000)      (137,007)      (207,166)
   Universal life insurance contracts .....................        (7,522)       (10,740)       (11,565)
Claims and annuity payments on:
   Fixed annuity contracts ................................       (29,888)       (28,271)       (30,242)
   Universal life insurance contracts .....................       (12,270)       (20,005)       (17,567)
Capital contributions received from Parent ................       115,000             --             --
Dividend paid to Parent ...................................            --             --        (12,900)
                                                              -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES .......     1,239,023        227,549       (236,050)
                                                              -----------    -----------    -----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS         66,056          8,973        (11,722)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD ....        37,955         28,982         40,704
                                                              -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD ..........   $   104,011    $    37,955    $    28,982
                                                              ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness .............................            --             --             --
                                                              ===========    ===========    ===========

Net income taxes refunded by Parent .......................   $    (5,430)   $    (2,922)   $    (6,113)
                                                              ===========    ===========    ===========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company principally engaged in the business of writing fixed and variable annuities for retirement savings in the State of New York. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company ("the Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS")(formerly AIG SunAmerica Inc.), a subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and retirement services and asset management.

      Substantially all of the Company's revenues are derived from the State of New York. Products are marketed through financial institutions, affiliated and independent broker-dealers and full-service securities firms. One financial institution represented approximately 15.9% and one independent broker-dealer represented 15.3% of sales in the year ended December 31, 2003. One financial institution represented approximately 19.3% of sales in the year ended December 31, 2002. One financial institution represented approximately 35.7% of sales in the year ended December 31, 2001. No other independent selling organization was responsible for more than 10% of sales for any such periods.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("GAAP"). Certain prior period amounts have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income and comprehensive income, as they are recorded directly to policyholder liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net fair value when declines in value are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The Company monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the statement of income and comprehensive income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      related to, the production or acquisition of new business. The Company capitalized DAC of $92,631,000, $30,345,000 and $8,160,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

      As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity. DAC has been decreased by $11,800,000 and $13,200,000 at December 31, 2003 and 2002, respectively, for this adjustment.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company revises future DAC assumptions, referred to herein as a DAC unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. At December 31, 2003, DAC amortization was adjusted for a DAC unlocking that resulted in a reduction of $2.0 million. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and /or higher surrender rate assumptions. DAC amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity fees in the statement of income and comprehensive income.

      RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS:
      Reserves for fixed annuity and universal life insurance contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      FEE INCOME: Variable annuity fees, universal life insurance fees and surrender charges are recorded in income when earned.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. The Company's beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $520,000 ($800,000 before tax).

      In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and reporting by Insurance Enterprises for Certain Non traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). FASB did not object to the issuance of SOP 03-1. This statement is effective for the Company as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts.

      In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for this product. The Company's estimate of the liability, including the impact of DAC, will result in a one-time cumulative accounting charge upon adoption of approximately $2 million ($4 million pre-tax) to be recorded in the first quarter of 2004.

3.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                       AMORTIZED      ESTIMATED
                                                          COST        FAIR VALUE
                                                       ----------     ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States government .......     $   17,671     $   18,054
Mortgage-backed securities .......................        619,800        634,640
Securities of public utilities ...................        126,229        131,158
Corporate bonds and notes ........................      1,226,035      1,248,590
Other debt securities ............................        627,912        625,370
                                                       ----------     ----------
        Total ....................................     $2,617,647     $2,657,812
                                                       ==========     ==========

AT DECEMBER 31, 2002:
Securities of the United States government .......     $    3,074     $    3,208
Mortgage-backed securities .......................        442,675        471,065
Securities of public utilities ...................         74,205         75,470
Corporate bonds and notes ........................        619,304        638,266
Other debt securities ............................        235,768        222,044
                                                       ----------     ----------
    Total ........................................     $1,375,026     $1,410,053
                                                       ==========     ==========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2003, follow:

                                                                      ESTIMATED
                                                       AMORTIZED        FAIR
                                                         COST           VALUE
                                                      -----------     ----------
                                                            (IN THOUSANDS)

Due in one year or less ........................      $    35,767     $   36,178
Due after one year through five years ..........          764,378        784,755
Due after five years through ten years .........          888,517        892,038
Due after ten years ............................          309,185        310,201
Mortgage-backed securities .....................          619,800        634,640
                                                      -----------     ----------
    Total ......................................      $ 2,617,647     $2,657,812
                                                      ===========     ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                          GROSS         GROSS
                                                        UNREALIZED    UNREALIZED
                                                          GAINS         LOSSES
                                                        ----------    ----------
                                                             (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States government ........      $    383      $     --
Mortgage-backed securities ........................        20,483        (5,643)
Securities of public utilities ....................         5,258          (329)
Corporate bonds and notes .........................        30,773        (8,217)
Other debt securities .............................         7,294        (9,837)
                                                         --------      --------
    Total .........................................      $ 64,191      $(24,026)
                                                         ========      ========

                                                          GROSS         GROSS
                                                        UNREALIZED    UNREALIZED
                                                          GAINS         LOSSES
                                                        ----------    ----------
                                                             (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States government ........      $    133      $     --
Mortgage-backed securities ........................        28,484           (94)
Securities of public utilities ....................         2,632        (1,366)
Corporate bonds and notes .........................        30,261       (11,299)
Other debt securities .............................         1,421       (15,145)
                                                         --------      --------
    Total .........................................      $ 62,931      $(27,904)
                                                         ========      ========

      Gross unrealized gains on equity securities aggregated $9,000 and $22,000 at December 31, 2003 and 2002, respectively. Gross unrealized losses on equity securities aggregated $5,000 and $511,000 at December 31, 2003 and 2002, respectively.

      The following table summarizes the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003.

                                     LESS THAN 12 MONTHS             12 MONTHS OR MORE                    TOTAL
                                -----------------------------  -----------------------------  -----------------------------
    (DOLLARS IN THOUSANDS)                  UNREALIZED                     UNREALIZED                     UNREALIZED
      DECEMBER 31, 2003         FAIR VALUE    LOSSES    ITEMS  FAIR VALUE    LOSSES    ITEMS  FAIR VALUE    LOSSES    ITEMS
------------------------------  ----------  ----------  -----  ----------  ----------  -----  ----------  ----------  -----
Mortgaged-backed securities ..  $  183,577  $   (5,643)    37  $       --  $       --     --  $  183,577  $   (5,643)    37
Securities of public utilities      15,013        (329)     6          --          --     --      15,013        (329)     6
Corporate bonds and notes ....     388,358      (8,204)    69          56         (13)     1     388,414      (8,217)    70
Other debt securities ........     219,407      (8,357)    44       3,521      (1,480)     1     222,928      (9,837)    45
                                ----------  ----------  -----  ----------  ----------  -----  ----------  ----------  -----
    Total - debt securities ..     806,355     (22,533)   156       3,577      (1,493)     2     809,932     (24,026)   158
Equity securities ............         291          (5)     2          --          --     --         291          (5)     2
                                ----------  ----------  -----  ----------  ----------  -----  ----------  ----------  -----
Total ........................  $  806,646  $  (22,538)   158  $    3,577  $   (1,493)     2  $  810,223  $  (24,031)   160
                                ==========  ==========  =====  ==========  ==========  =====  ==========  ==========  =====

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on the sales of investments are as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------
                                                  2003        2002        2001
                                                --------    --------    --------
                                                         (IN THOUSANDS)
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
    Realized gains ..........................   $  8,954    $  8,522    $  8,220
    Realized losses .........................     (3,311)     (8,677)    (10,222)
COMMON STOCKS:
    Realized gains ..........................        202          --          42
    Realized losses .........................        (20)        (38)         --

      The sources and related amounts of investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  -----------------------------------
                                                     2003         2002         2001
                                                  ---------    ---------    ---------
                                                             (IN THOUSANDS)
Short-term investments ........................   $     848    $   1,441    $   1,661
Bonds and notes and redeemable preferred stocks     103,197       80,518       83,449
Mortgage loans ................................      13,552       13,000       14,068
Policy loans ..................................       2,819        2,160           --
Other invested assets .........................          55          788        3,022
                                                  ---------    ---------    ---------
Gross investment income .......................     120,471       97,907      102,200
Less: investment expenses .....................        (741)        (580)      (1,248)
                                                  ---------    ---------    ---------
Total investment income .......................   $ 119,730    $  97,327    $ 100,952
                                                  =========    =========    =========

      The Company had no investments in any one entity or its affiliates exceeding 10% of the Company's shareholder's equity at December 31, 2003. Investment income was attributable to the following products:

                                                  YEARS ENDED DECEMBER 31,
                                            ------------------------------------
                                              2003          2002          2001
                                            --------      --------      --------
                                                       (IN THOUSANDS)

Fixed annuities ......................      $ 91,169      $ 65,606      $ 70,006
Variable annuities ...................        14,564        14,062        12,082
Universal life insurance .............        13,997        17,659        18,864
                                            --------      --------      --------
                                            $119,730      $ 97,327      $100,952
                                            ========      ========      ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      At December 31, 2003, bonds and notes included $153,165,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with 20% concentrated in telecommunications, 20% concentrated in cyclical consumer products and 14% concentrated in non-cyclical consumer products. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2003, mortgage loans were collateralized by properties located in 26 states, with loans totaling approximately 27% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 12% by properties located in Texas and approximately 10% by properties located in both Michigan and New York. No more than 10% of the portfolio was secured by properties located in any other single state.

      At December 31, 2003, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $222,000.

      At December 31, 2003, $594,000 of bonds, at amortized cost, was on deposit with regulatory authorities in accordance with statutory requirements.

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      The estimated fair values of the Company's financial instruments at December 31, 2003 and December 31, 2002, compared with their respective carrying values, are as follows:

                                                                 CARRYING      FAIR
                                                                  VALUE        VALUE
                                                                    (IN THOUSANDS)
DECEMBER 31, 2003:
ASSETS:
    Cash and short-term investments .........................   $  104,011   $  104,011
    Bonds and notes and redeemable preferred stocks .........    2,657,812    2,657,812
    Mortgage loans ..........................................      215,521      230,022
    Policy loans ............................................       35,251       35,251
    Common stock ............................................          295          295
    Securities lending collateral ...........................      154,756      154,756
    Variable annuity assets held in separate accounts .......      438,224      438,224
LIABILITIES:
    Reserves for fixed annuity contracts ....................   $2,490,145   $2,419,705
    Securities lending payable ..............................      154,756      154,756
    Variable annuity liabilities related to separate accounts      438,224      438,224

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                 CARRYING      FAIR
                                                                  VALUE        VALUE
                                                                ----------   ----------
                                                                    (IN THOUSANDS)
DECEMBER 31, 2002:
ASSETS:
    Cash and short-term investments .........................   $   37,955   $   37,955
    Bonds and notes and redeemable preferred stocks .........    1,410,053    1,410,053
    Mortgage loans ..........................................      193,035      213,212
    Policy loans ............................................       36,052       36,052
    Common stock ............................................        1,140        1,140
    Securities lending collateral ...........................       29,569       29,569
    Variable annuity assets held in separate accounts .......      399,017      399,017
LIABILITIES:
    Reserves for fixed annuity contracts ....................   $1,290,702   $1,255,463
    Securities lending payable ..............................       29,569       29,569
    Variable annuity liabilities related to separate accounts      399,017      399,017

5.    REINSURANCE

      The universal life contracts are subject to existing reinsurance ceded agreements. In order to limit the exposure to loss on any single insured, the Company entered into a reinsurance treaty effective January 1, 2000 under which the Company retains no more than $100,000 of risk on any one insured life. Total reserve credits of $1,200,000 and $1,141,000 were taken against the life insurance reserves at December 31, 2003 and 2002, respectively.

      Reinsurance premiums of $7.1 million, $6.1 million and $6.3 million were netted against universal life insurance policy fees in 2003, 2002 and 2001, respectively. Reinsurance recoveries were $3.6 million, $4.2 million and $3.9 million in 2003, 2002 and 2001, respectively and were offset against claims on universal life contracts.

      With respect to the Company's reinsurance, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

6.    COMMITMENTS AND CONTINGENT LIABILITIES

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength-rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and annual reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and annual reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      At December 31, 2003, the Company was obligated to purchase approximately $9,000,000 of asset backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $4,000,000 in 2004 and $5,000,000 in 2007.

      The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference.

7.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2003 and December 31, 2002, 300 shares were outstanding.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (continued)

      Changes in shareholder's equity are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  -----------------------------------
                                                     2003         2002         2001
                                                  ---------    ---------    ---------
                                                             (IN THOUSANDS)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances .........................   $ 144,428    $ 144,428    $ 144,428
   Capital contributions by Parent ............     115,000           --           --
                                                  ---------    ---------    ---------
   Ending balances ............................   $ 259,428    $ 144,428    $ 144,428
                                                  =========    =========    =========

RETAINED EARNINGS:
   Beginning balances .........................   $  51,740    $  44,982    $  49,689
   Net income .................................      16,917        6,758        8,193
   Dividends paid to Parent ...................          --           --      (12,900)
                                                  ---------    ---------    ---------
   Ending balances ............................   $  68,657    $  51,740    $  44,982
                                                  =========    =========    =========

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Beginning balances .........................   $  13,870    $   1,169    $  (9,489)
   Change in net unrealized gains (losses) on
      debt securities available for sale ......       5,138       29,401       37,497
   Change in net unrealized gains (losses) on
      equity securities available for sale ....         493         (161)        (300)
   Change in adjustment to deferred Acquisition
      costs ...................................       1,400       (9,700)     (20,800)
   Tax effects of net changes .................      (2,461)      (6,839)      (5,739)
                                                  ---------    ---------    ---------
    Ending balances ...........................   $  18,440    $  13,870    $   1,169
                                                  =========    =========    =========

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                     DECEMBER 31,   DECEMBER 31,
                                                         2003          2002
                                                     ------------   ------------
                                                           (IN THOUSANDS)
Gross unrealized gains .........................     $     64,200   $     62,953
Gross unrealized losses ........................          (24,031)       (28,415)
Adjustment to DAC ..............................          (11,800)       (13,200)
Deferred income taxes ..........................           (9,929)        (7,468)
                                                     ------------   ------------
Accumulated other comprehensive income .........     $     18,440   $     13,870
                                                     ============   ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      On September 30, 2003 and December 31, 2003, the Company received cash capital contributions from the Parent of $40,000,000 and $75,000,000, respectively.

      Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Superintendent of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement or 10% of preceding year's statutory surplus. Currently, no dividends can be paid to stockholders during 2004 without prior approval of the New York Superintendent of Insurance.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the years ended December 31, 2003 and December 31, 2002 were approximately $28,065,000 and $1,416,000, and the net income for the year ended December 31, 2001 was approximately $4,525,000, respectively. The Company's statutory capital and surplus totaled approximately $213,084,000 at December 31, 2003 and $123,141,000 at December 31, 2002.

8.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                                 YEARS ENDED DECEMBER 31,
                                           -------------------------------------
                                             2003          2002           2001
                                           --------      --------       --------
                                                      (IN THOUSANDS)

Current .............................      $  3,041      $(16,471)      $  5,673
Deferred ............................         9,040        25,503            507
                                           --------      --------       --------
Total income tax expense ............      $ 12,081      $  9,032       $  6,180
                                           ========      ========       ========

      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in the statement of income and comprehensive income differ as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                     --------------------------------
                                                       2003        2002        2001
                                                     --------    --------    --------
                                                              (IN THOUSANDS)

Amount computed at statutory rate ................   $ 10,149    $  5,527    $  5,213
Increases (decreases) resulting from:
    State income taxes, net of federal tax benefit      1,447       2,103         795
    Dividends received deduction .................       (315)       (144)       (509)
    Other, net ...................................        800       1,546         681
                                                     --------    --------    --------
Total income tax Expense .........................   $ 12,081    $  9,032    $  6,180
                                                     ========    ========    ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the (receivable) liability for deferred income taxes are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                           2003          2002
                                                         --------      --------
                                                             (IN THOUSANDS)
DEFERRED TAX LIABILITIES:
   Investments .....................................     $  2,637      $  4,899
   Deferred acquisition costs ......................       52,448        31,106
   Other liabilities ...............................        3,383         4,026
   Net unrealized gains on debt and
      equity securities available for sale .........        9,931         7,468
                                                         --------      --------
   Total deferred tax liabilities ..................       68,399        47,499
                                                         --------      --------
DEFERRED TAX ASSETS:
   Contractholder reserves .........................      (14,994)       (9,790)
   Other assets ....................................      (11,510)       (7,315)
                                                         --------      --------
   Total deferred tax assets .......................      (26,504)      (17,105)
                                                         --------      --------
   Deferred income taxes ...........................     $ 41,895      $ 30,394
                                                         ========      ========

      In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

9.    RELATED-PARTY MATTERS

      The Company's products may be sold by nine affiliated companies:
      SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co. Inc.; Royal Alliance Associates, Inc.; VALIC Financial Advisors; VALIC Financial Advisors, Inc.; and American General Equity Services Corporation. Commissions paid to these broker-dealers totaled $1,063,000 in the year ended December 31, 2003, $1,143,000 in the year ended December 31, 2002 and $1,332,000 in the year ended December 31, 2001. These affiliated broker-dealers represent a sequentially less significant portion of the Company's business, amounting to 1.4%, 4.8% and 17.4% of premiums for each of the respective periods.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and from certain AIG affiliates. Amounts paid for such services totaled $5,250,000 for the year ended December 31, 2003, $8,399,000 for the year ended December 31, 2002 and $6,469,000 for the year ended December 31, 2001. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $3,305,000 and $1,930,000, in 2002 and 2001 respectively, and is deferred and amortized as part of DAC. No such deferral occurred in 2003. The other components of these costs are included in general and administrative expenses in the statement of income and comprehensive income.

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $0.7 million, $0.6 million and $1.2 million for the years ended December 31, 2003, 2002 and 2001, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      The Company's fixed annuities are administered by AIG Annuity Insurance Company, an affiliate of the Company. Costs charged to the Company to administer these policies were approximately $841,000 in 2003 and $107,000 in 2002. Additionally, costs charged to the Company for marketing such policies amounted to $4,010,000 in 2003 and $1,021,000 in 2002 and are deferred and amortized as part of Deferred Acquisition Costs. Effective November 2002, the responsibility for administration of the remaining block of fixed annuities was assumed by AIG Annuity Insurance Company, who the Company reimburses for their cost of administration. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

      On December 9, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a registered investment advisor and affiliate of the Company, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement was retroactive to January 1, 2002. Variable annuity fees of $1,620,000 and $1,777,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the years ended December 31, 2003 and 2002, respectively. Of this amount, $1,476,000 and $1,639,000 has been paid to the Company in 2003 and 2002 and $144,000 and $138,000 remains a receivable from SAAMCO at December 31, 2003 and 2002, respectively.

      The Company paid $106,000 and $7,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2) for the year ended December 31, 2003 and 2002, respectively.

                        FS VARIABLE ANNUITY ACCOUNT TWO

                                       OF

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                AUGUST 31, 2003

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY




                                 ANNUAL REPORT
                                AUGUST 31, 2003




                                    CONTENTS




Report of Independent Auditors..............................................   1
Statement of Assets and Liabilities.........................................   2
Schedule of Portfolio Investments...........................................   3
Statement of Operations.....................................................   4
Statement of Changes in Net Assets..........................................   5
Notes to Financial Statements...............................................   7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Annuity Account Two


In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Annuity Account Two, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at August 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Los Angeles, California
October 31, 2003

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                                August 31, 2003

                                                                                                              U.S.
                                                 International      Capital   Growth and        Asset   Government        Money
                                                        Equity       Growth       Income   Allocation       Income       Market
                                                     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                 -------------   ----------   ----------   ----------   ----------   ----------
Assets:
    Investments in Mutual Fund Variable
       Annuity Trust at net asset value          $     982,030   $2,934,235   $4,184,157   $1,564,789   $1,304,684   $  352,496
Liabilities                                                  0            0            0            0            0            0
                                                 -------------   ----------   ----------   ----------   ----------   ----------
Net Assets                                       $     982,030   $2,934,235   $4,184,157   $1,564,789   $1,304,684   $  352,496
                                                 =============   ==========   ==========   ==========   ==========   ==========
     Accumulation units                                982,030    2,934,235    4,184,157    1,556,598    1,304,684      352,496
     Contracts in payout (annuitization) period              0            0            0        8,191            0            0
                                                 -------------   ----------   ----------   ----------   ----------   ----------
Total Net Assets                                 $     982,030   $2,934,235   $4,184,157   $1,564,789   $1,304,684   $  352,496
                                                 =============   ==========   ==========   ==========   ==========   ==========
Accumulation units outstanding                          83,330      150,935      265,613      115,215       84,890       28,382
                                                 =============   ==========   ==========   ==========   ==========   ==========
Unit value of accumulation units                 $       11.78   $    19.44   $    15.75   $    13.58   $    15.37   $    12.42
                                                 =============   ==========   ==========   ==========   ==========   ==========

                See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2003

                                                    Net Asset Value        Net Asset
Variable Accounts                         Shares          Per Share            Value           Cost
---------------------------------------------------------------------------------------------------
International Equity Portfolio           126,225    $          7.78    $     982,030    $ 1,372,078
Capital Growth Portfolio                 277,076              10.59        2,934,235      3,571,026
Growth  and Income Portfolio             403,876              10.36        4,184,157      5,457,259
Asset Allocation Portfolio               178,833               8.75        1,564,789      1,970,764
U.S. Government Income Portfolio         135,481               9.63        1,304,684      1,307,727
Money Market Portfolio                   352,496               1.00          352,496        352,496

                See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                August 31, 2003

                                                                                                                 U.S.
                                               International       Capital    Growth and         Asset     Government         Money
                                                      Equity        Growth        Income    Allocation         Income        Market
                                                   Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                               -------------   -----------   -----------   -----------    -----------   -----------
Investment income:
   Dividends                                   $      15,674   $         0   $    67,754   $    37,447    $    56,087   $     2,764
                                               -------------   -----------   -----------   -----------    -----------   -----------
   Total investment income                            15,674             0        67,754        37,447         56,087         2,764
                                               -------------   -----------   -----------   -----------    -----------   -----------
Expenses:
   Mortality and expense risk charge                 (11,760)      (34,685)      (52,843)      (21,259)       (18,037)       (5,184)
   Distribution expense charge                        (1,411)       (4,162)       (6,341)       (2,551)        (2,165)         (622)
                                               -------------   -----------   -----------   -----------    -----------   -----------
   Total expenses                                    (13,171)      (38,847)      (59,184)      (23,810)       (20,202)       (5,806)
                                               -------------   -----------   -----------   -----------    -----------   -----------
Net investment income (loss)                           2,503       (38,847)        8,570        13,637         35,885        (3,042)
                                               -------------   -----------   -----------   -----------    -----------   -----------
Net realized gains (losses) from securities
 transactions:
   Proceeds from shares sold                         172,547       754,434     1,007,106       504,970        234,032        96,750
   Cost of shares sold                              (280,440)   (1,065,547)   (1,466,327)     (684,825)      (229,405)      (96,750)
                                               -------------   -----------   -----------   -----------    -----------   -----------
Net realized gains (losses) from securities
 transactions                                       (107,893)     (311,113)     (459,221)     (179,855)         4,627             0
Realized gain distributions                                0       560,928             0             0         32,438             0
                                               -------------   -----------   -----------   -----------    -----------   -----------
Net realized gains (losses)                         (107,893)      249,815      (459,221)     (179,855)        37,065             0
                                               -------------   -----------   -----------   -----------    -----------   -----------
Net unrealized appreciation (depreciation)
 of investments:
   Beginning of period                              (533,377)     (958,563)   (2,082,993)     (663,831)        58,742             0
   End of period                                    (390,048)     (636,791)   (1,273,102)     (405,975)        (3,043)            0
                                               -------------   -----------   -----------   -----------    -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                     143,329       321,772       809,891       257,856        (61,785)            0
                                               -------------   -----------   -----------   -----------    -----------   -----------
Increase (decrease) in net assets from
 operations                                    $      37,939   $   532,740   $   359,240   $    91,638    $    11,165   $    (3,042)
                                               =============   ===========   ===========   ===========    ===========   ===========

                See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                August 31, 2003

                                                                                                                 U.S.
                                                International       Capital    Growth and         Asset    Government         Money
                                                       Equity        Growth        Income    Allocation        Income        Market
                                                    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                -------------   -----------   -----------   -----------   -----------   -----------
DECREASE IN NET ASSETS:
From operations:
   Net investment income (loss)                 $       2,503   $   (38,847)  $     8,570   $    13,637   $    35,885   $    (3,042)
   Net realized gains (losses) from
     securities transactions                         (107,893)      249,815      (459,221)     (179,855)       37,065             0
   Change in net unrealized appreciation
     (depreciation) of investments                    143,329       321,772       809,891       257,856       (61,785)            0
                                                -------------   -----------   -----------   -----------   -----------   -----------
     Increase (decrease) in net assets from
       operations                                      37,939       532,740       359,240        91,638        11,165        (3,042)
                                                -------------   -----------   -----------   -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                             0           199           333           100        30,268             0
   Cost of units redeemed                            (103,527)     (465,415)     (651,028)     (370,246)     (197,458)      (85,306)
   Net transfers                                      (54,229)     (182,152)     (281,746)     (109,314)       14,672        49,028
   Contract maintenance charge                           (834)       (2,807)       (3,758)       (1,562)         (728)         (343)
                                                -------------   -----------   -----------   -----------   -----------   -----------
   Decrease in net assets from capital
     transactions                                    (158,590)     (650,175)     (936,199)     (481,022)     (153,246)      (36,621)
                                                -------------   -----------   -----------   -----------   -----------   -----------

Decrease in net assets                               (120,651)     (117,435)     (576,959)     (389,384)     (142,081)      (39,663)
Net assets at beginning of period                   1,102,681     3,051,670     4,761,116     1,954,173     1,446,765       392,159
                                                -------------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period                     $     982,030   $ 2,934,235   $ 4,184,157   $ 1,564,789   $ 1,304,684   $   352,496
                                                =============   ===========   ===========   ===========   ===========   ===========
ANALYSIS OF DECREASE IN UNITS OUTSTANDING:
Units sold                                                  0            13            24             8         1,933             0
Units redeemed                                        (10,265)      (29,156)      (46,422)      (29,325)      (12,618)       (6,886)
Units transferred                                      (5,386)      (11,297)      (19,795)       (8,694)          938         3,922
                                                -------------   -----------   -----------   -----------   -----------   -----------
Decrease in units outstanding                         (15,651)      (40,440)      (66,193)      (38,011)       (9,747)       (2,964)
Beginning units                                        98,981       191,375       331,806       153,226        94,637        31,346
                                                -------------   -----------   -----------   -----------   -----------   -----------
Ending units                                           83,330       150,935       265,613       115,215        84,890        28,382
                                                =============   ===========   ===========   ===========   ===========   ===========

                See accompanying notes to financial statements.

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                August 31, 2002

                                                                                                                 U.S.
                                                International       Capital    Growth and         Asset    Government         Money
                                                       Equity        Growth        Income    Allocation        Income        Market
                                                    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                -------------   -----------   -----------   -----------   -----------   -----------
DECREASE IN NET ASSETS:
From operations:
   Net investment income (loss)                 $     (18,823)  $   (57,594)  $    17,438   $    38,030   $    79,529   $     1,658
   Net realized gains (losses) from
     securities transactions                         (124,840)     (110,394)     (435,696)     (113,792)       16,114             0
   Change in net unrealized appreciation
     (depreciation) of investments                     24,213      (817,298)     (647,767)     (164,089)        4,379             0
                                                -------------   -----------   -----------   -----------   -----------   -----------
     Increase (decrease) in net assets from
       operations                                    (119,450)     (985,286)   (1,066,025)     (239,851)      100,022         1,658
                                                -------------   -----------   -----------   -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                         1,005         6,642        41,486         3,147        40,687             0
   Cost of units redeemed                            (167,686)     (576,323)   (1,059,994)     (218,156)     (558,754)     (449,531)
   Net transfers                                     (102,216)     (252,773)     (383,408)     (192,033)       96,757       163,300
   Contract maintenance charge                         (1,048)       (3,624)       (4,861)       (1,903)         (700)         (416)
                                                -------------   -----------   -----------   -----------   -----------   -----------
   Decrease in net assets from capital
     transactions                                    (269,945)     (826,078)   (1,406,777)     (408,945)     (422,010)     (286,647)
                                                -------------   -----------   -----------   -----------   -----------   -----------

Decrease in net assets                               (389,395)   (1,811,364)   (2,472,802)     (648,796)     (321,988)     (284,989)
Net assets at beginning of period                   1,492,076     4,863,034     7,233,918     2,602,969     1,768,753       677,148
                                                -------------   -----------   -----------   -----------   -----------   -----------
Net assets at end of period                     $   1,102,681   $ 3,051,670   $ 4,761,116   $ 1,954,173   $ 1,446,765   $   392,159
                                                =============   ===========   ===========   ===========   ===========   ===========
ANALYSIS OF DECREASE IN UNITS OUTSTANDING:
Units sold                                                 85           315         2,892           233         2,836             0
Units redeemed                                        (14,320)      (30,787)      (65,243)      (16,197)      (38,838)      (35,945)
Units transferred                                      (9,026)      (13,652)      (24,331)      (14,188)        6,463        13,055
                                                -------------   -----------   -----------   -----------   -----------   -----------
Decrease in units outstanding                         (23,261)      (44,124)      (86,682)      (30,152)      (29,539)      (22,890)
Beginning units                                       122,242       235,499       418,488       183,378       124,176        54,236
                                                -------------   -----------   -----------   -----------   -----------   -----------
Ending units                                           98,981       191,375       331,806       153,226        94,637        31,346
                                                =============   ===========   ===========   ===========   ===========   ===========

                See accompanying notes to financial statements.

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION

      FS Variable Annuity Account Two of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following product: FSA Vista.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is J.P. Morgan Fund Distributors, Inc., an unaffiliated company.

      The Separate Account is composed of six variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of a designated portfolio of the Mutual Fund Variable Annuity Trust (the "Trust" or "MFVAT"). The Trust is a diversified, open-end investment company, which retains an investment adviser to assist in the investment activities of the Trust. The participant may elect to have payments allocated to any of five guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the six Variable Accounts and do not include balances allocated to the General Account.

                         FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    ORGANIZATION (continued)

      On July 17, 2003, the Board of Trustees of MFVAT and on June 12, 2003, the Board of Trustees of SunAmerica Series Trust ("SAST", together with MFVAT, the "Trusts"), approved an agreement and plan of reorganization (the "Plan") pursuant to which each Current Fund of the MFVAT listed in the table below will transfer all of its assets and liabilities to a Successor Fund of the SAST as outlined in the table below in exchange for shares of such Successor Fund (each, a "reorganization"), subject to approval by shareholders of the applicable Current Fund. Upon consummation of a reorganization, each shareholder of the Current Fund would receive shares of the applicable Successor Fund with a total net asset value equal to the total net asset value of such shareholder's Current Fund on the date of the exchange. A special meeting of shareholders of each Current Fund has been called for December 1, 2003, to consider the Plan. If approved by the shareholders of a Current Fund, the applicable reorganization will take place on December 5, 2003, or another date determined by the Trusts. In addition to these reorganizations, the Government & Quality Bond fund of the Anchor Series Trust will also be added to the Separate Account.

               Current Fund                            Successor Fund
      Growth and Income Portfolio          Davis Venture Value Portfolio
      Capital Growth Portfolio             Marsico Growth Portfolio
      International Equity Portfolio       International Growth and Income Portfolio
      Asset Allocation Portfolio           MFS Total Return Portfolio
      U.S. Government Income Portfolio     Cash Management Portfolio
      Money Market Portfolio               Cash Management Portfolio

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trust as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on the tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as part of the cost of redemptions in the accompanying Statement of Changes in Net Assets.

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


3.    CHARGES AND DEDUCTIONS (continued)

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance fee is recorded as part of the cost of redemptions in the accompanying Statement of Changes in Net Assets.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio is 1.25%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract maintenance charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 is assessed on each transfer of funds in excess of fifteen transactions within a contract year and is recorded as part of the cost of redemptions in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended August 31, 2003 consist of the following:

                                             Cost of Shares       Proceeds from
      Variable Accounts                            Acquired         Shares Sold
      -----------------                      --------------       -------------
      International Equity Portfolio               $ 16,460           $ 172,547
      Capital Growth Portfolio                      626,340             754,434
      Growth and Income Portfolio                    79,475           1,007,106
      Asset Allocation Portfolio                     37,585             504,970
      U.S. Government Income Portfolio              149,109             234,032
      Money Market Portfolio                         57,087              96,750

                        FS VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended August 31, 2003 and 2002, follows:

                                                                                                 Ratio of
                                                  Net Assets                    Ratio of        investment
                                     -------------------------------------     expenses to       income to
                                        Unit Value                             average net        average             Total
      Years               Units            ($)            Total Value ($)     net assets (1)   net assets (2)       Return (3)
-----------------------------------  ----------------    -----------------   ---------------   ---------------   ---------------
International Equity Portfolio

       2003              83,330             11.78                  982,030        1.40%           1.67%                5.74%
       2002              98,981             11.14                1,102,681        1.40%           0.00%               -8.73%

Capital Growth Portfolio

       2003             150,935             19.44                2,934,235        1.40%           0.00%               21.91%
       2002             191,375             15.95                3,051,670        1.40%           0.02%              -22.78%

Growth and Income Portfolio

       2003             265,613             15.75                4,184,157        1.40%           1.61%                9.78%
       2002             331,806             14.35                4,761,116        1.40%           1.73%              -16.94%

Asset Allocation Portfolio

       2003             115,215             13.58                1,564,789        1.40%           2.23%                6.46%
       2002             153,226             12.76                1,954,173        1.40%           3.03%              -10.15%

U.S. Government Income Portfolio

       2003             84,890              15.37                1,304,684        1.40%           3.89%                0.54%
       2002             94,637              15.29                1,446,765        1.40%           6.33%                7.33%

Money Market Portfolio

       2003             28,382              12.42                  352,496        1.40%           0.72%               -0.73%
       2002             31,346              12.51                  392,159        1.40%           1.69%                0.20%

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and distribution expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units.

(2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest.

(3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.